Investment in Assets Measured at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Investment in Assets Measured at Fair Value through Profit or Loss

The Company’s investments in biomed companies are revalued at fair value through profit and loss. The fair value is determined according to valuations, which are mostly performed using the OPM method.

	December 31
	2024	2023
	NIS in thousands
Fair value of the investment in Fore (A)	2,147	1,922
Fair value of the investment in Cavnox (B)	-	-

	2,147	1,922